Issued capital and reserves - Disclosure of effects of the capital reorganisation (Details) - EUR (€) € in Thousands		12 Months Ended
	Aug. 28, 2020	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		€ 57,787	€ (2)
Acquisition of treasury shares		(65)
Exchange of Global Blue management shares in Global Blue Group Holding A.G.		1,239
Exchange of Global Blue management loan notes into shares		0
Effects of the capital reorganization	€ (73,656)	(73,656)
Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	(145,621)	(145,621)
Acquisition of treasury shares	0	0
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	0	0
Exchange of Global Blue management loan notes into shares	71,965	71,965
Warrants
Disclosure of classes of share capital [line items]
Effects of the capital reorganization	0
Other reserve
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		(1,495,526)
Acquisition of treasury shares		10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		42,856
Exchange of Global Blue management loan notes into shares		464,162
Effects of the capital reorganization	(978,450)	(978,450)
Other reserve | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	(1,495,526)	(1,495,526)
Acquisition of treasury shares	10,058	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	42,856	42,856
Exchange of Global Blue management loan notes into shares	464,162	464,162
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		181
Exchange of Global Blue management loan notes into shares		55
Effects of the capital reorganization	962	962
Ordinary shares | Issued capital | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	1,302	1,302
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(41)	(41)
Exchange of Global Blue management loan notes into shares	(299)	(299)
Ordinary shares | Share premium
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		58,800
Exchange of Global Blue management loan notes into shares		50,045
Effects of the capital reorganization	800,607	800,607
Ordinary shares | Share premium | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	1,181,450	1,181,450
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(37,508)	(37,508)
Exchange of Global Blue management loan notes into shares	(343,335)	(343,335)
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Acquisition of treasury shares		(65)
Effects of the capital reorganization	(8,812)	(8,812)
Ordinary shares | Other equity | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Acquisition of treasury shares	(8,812)	(8,812)
Ordinary shares | Other reserve
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		(1,209)
Preference shares | Issued capital
Disclosure of classes of share capital [line items]
Exchange of Global Blue management loan notes into shares		(55)
Effects of the capital reorganization	136	136
Preference shares | Issued capital | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	184	184
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(6)	(6)
Exchange of Global Blue management loan notes into shares	(42)	(42)
Preference shares | Share premium
Disclosure of classes of share capital [line items]
Exchange of Global Blue management loan notes into shares		(50,045)
Effects of the capital reorganization	113,147	113,147
Preference shares | Share premium | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.	166,969	166,969
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	(5,301)	(5,301)
Exchange of Global Blue management loan notes into shares	(48,521)	(48,521)
Preference shares | Other equity
Disclosure of classes of share capital [line items]
Effects of the capital reorganization	(1,246)	(1,246)
Preference shares | Other equity | Effects Of Capital Reorganization
Disclosure of classes of share capital [line items]
Acquisition of treasury shares	€ (1,246)	(1,246)
Preference shares | Other reserve
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G.		€ (184)